Supplement Dated June 10, 2022
To The Initial Summary Prospectuses Dated April 25, 2022 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITYSM,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, and RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITYSM,
PERSPECTIVE II®, and PERSPECTIVE ADVISORY II® FLEXIBLE PREMIUM VARIABLE AND
FIXED DEFERRED ANNUITIES, and ELITE ACCESS ADVISORY II®
FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced initial summary prospectuses. Please read and keep it together with your initial summary prospectus for future reference. To obtain an additional copy of an initial summary prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com. For Jackson of NY contracts, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your initial summary prospectus, in order to reflect a recent sub-sub-adviser change:

➢    Effective June 2, 2022, for the JNL Multi-Manager Alternative Fund, Western Asset Management Company Pte. Ltd. is added as a sub-sub-adviser in the column titled “Fund and Manager (and Sub-Adviser, if applicable).”
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(To be used with JMV23537ISP 04/22, JMV21086ISP 04/22, JMV23538ISP 04/22, JMV25288ISP 04/22, JMV21451ISP 04/22, JMV18691ISP 04/22, JMV21452ISP 04/22, JMV23537NYISP 04/22, JMV21086NYISP 04/22, JMV23538NYISP 04/22, JMV25288NYISP 04/22, JMV21451NYISP 04/22, and JMV18691NYISP 04/22)

CMV101165 06/22